Fair Value Measurements (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Aug. 31, 2025	Dec. 31, 2024
Boost Run Holdings LLC [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Aggregate fair value	$ 2,992,000
Boost Run Holdings LLC [Member] | Weighted Fair Value Pe rClass C Unit [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Probability weighted fair value	23,414,000
Aggregate fair value	$ 2,992,000
Aggregate fair value per units	128
Boost Run Holdings LLC [Member] | Bridge Loan Agreement [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants issuance value			$ 0
Public Warrants [Member] | Willow Lane Acquisition Corp [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants issued	6,325,000			6,325,000
Private Placement Warrants [Member] | Willow Lane Acquisition Corp [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants issued	5,145,722			5,145,722